Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 172,510	$ 200,002	$ 79,746
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	18,931	17,160	13,562
Loss on pension curtailment or settlement	156	0	0
Gain from disposal of short-term investments			(169)
Loss from disposal of subsidiary			293
Unrealized holding gain on investment	(896)	0	0
Stock-based compensation	26,661	19,545	14,589
Loss on disposal of property and equipment	7	208	143
Impairment of goodwill			17,489
Deferred income taxes	(2,526)	(1,743)	(667)
Changes in operating assets and liabilities:
Short-term investments			2,391
Notes and accounts receivable	2,469	(92,749)	(7,091)
Inventories	(102,846)	(78,095)	(21,723)
Prepaid expenses and other current assets	3,648	1,230	(5,031)
Other assets	(974)	35	172
Notes and accounts payable	(44,745)	36,233	13,848
Refund liabilities	2,589	1,777	(154)
Accrued expenses and other current liabilities	676	26,394	7,328
Income tax payable	(2,087)	37,315	4,421
Other liabilities	10,319	7,386	(1,918)
Net cash provided by operating activities	83,892	174,698	117,229
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of long-term investment		(3,507)	(2,000)
Purchase of property and equipment	(32,942)	(24,657)	(19,545)
Net cash used in investing activities	(32,942)	(28,164)	(21,545)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of bank loan	(40,000)		(50,000)
Proceeds from bank loan	40,000		50,000
Dividends paid	(49,941)	(54,039)	(48,901)
Share repurchase	(133,155)	(45,696)	(25,013)
Net cash used in financing activities	(183,096)	(99,735)	(73,914)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(132,146)	46,799	21,770
EFFECT OF EXCHANGE RATE CHANGES	3,678	(487)	(812)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	415,523	369,211	348,253
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	287,055	415,523	369,211
SUPPLEMENTAL INFORMATION
Interest paid	71		11
Income taxes paid	33,985	3,523	8,518
Non-Cash Investing and Financing Activities:
Unpaid purchase of property and equipment included in accounts payable and accrued liabilities	4,957	2,281	2,105
Dividend declared included in accrued expenses and accrued liabilities	$ 101	$ 51,681	$ 36,658